SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2023 shares	Jul. 22, 2021 shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $				$ 5,459
Weighted-average remaining period of compensation costs not yet recognized				2 years 14 days
Fair value of options granted (in USD per share) | $ / shares				$ 10.86	$ 56.70	$ 292.80
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for issuance (in shares)	588,986
2021 Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase in option pool (in shares)			640,004
2021 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		771,421
Number of shares available for future grant (in shares)				346,883
ESPP | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)				154,284
Percentage of shares issued and outstanding, approved for issuance				0.02
Ordinary shares | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares canceled (in shares)		70,966
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Award expiration period				10 years
Share-based Payment Arrangement, Option | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan (in shares)						0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $				$ 7,432
Weighted-average remaining period of compensation costs not yet recognized				1 year 10 months 9 days
Weighted average grant date fair value of units (in USD per share) | $ / shares				$ 9.67	$ 68.70	$ 130.50